iShares
®
iShares Trust
iShares U.S. ETF Trust
Supplement dated August 24, 2021 (the “
Supplement
”)
to the Summary Prospectus (the “Summary Prospectus”),
Prospectus (the “Prospectus”) and
Statement of Additional Information (“SAI”)
for each of the Funds listed in Appendix A (
each
, a “
Fund
”)
The information in this Supplement updates information in, and should be read in conjunction with
, each Fund’s Summary Prospectus, Prospectus and SAI.
References to the name of the Underlying Index in the Summary
Prospectus
, Prospectus, and SAI for each Fund except for the BlackRock Short Maturity Bond ETF and BlackRock Short Maturity Municipal Bond ETF are hereby revised as follows:

Former Underlying Index Name	New Underlying Index Name
Bloomberg Barclays 2021 Term High Yield and Income Index	Bloomberg 2021 Term High Yield and Income Index
Bloomberg Barclays 2022 Term High Yield and Income Index	Bloomberg 2022 Term High Yield and Income Index
Bloomberg Barclays 2023 Maturity Corporate Index	Bloomberg 2023 Maturity Corporate Index
Bloomberg Barclays 2023 Maturity High Quality Corporate Index	Bloomberg 2023 Maturity High Quality Corporate Index
Bloomberg Barclays 2023 Term High Yield and Income Index	Bloomberg 2023 Term High Yield and Income Index
Bloomberg Barclays 2024 Term High Yield and Income Index	Bloomberg 2024 Term High Yield and Income Index
Bloomberg Barclays 2025 Term High Yield and Income Index	Bloomberg 2025 Term High Yield and Income Index
Bloomberg Barclays 2026 Term High Yield and Income Index	Bloomberg 2026 Term High Yield and Income Index
Bloomberg Barclays 2027 Term High Yield and Income Index	Bloomberg 2027 Term High Yield and Income Index
Bloomberg Barclays December 2021 Maturity Corporate Index	Bloomberg December 2021 Maturity Corporate Index
Bloomberg Barclays December 2022 Maturity Corporate Index	Bloomberg December 2022 Maturity Corporate Index

Former Underlying Index Name	New Underlying Index Name
Bloomberg Barclays December 2023 Maturity Corporate Index	Bloomberg December 2023 Maturity Corporate Index
Bloomberg Barclays December 2024 Maturity Corporate Index	Bloomberg December 2024 Maturity Corporate Index
Bloomberg Barclays December 2025 Maturity Corporate Index	Bloomberg December 2025 Maturity Corporate Index
Bloomberg Barclays December 2026 Maturity Corporate Index	Bloomberg December 2026 Maturity Corporate Index
Bloomberg Barclays December 2027 Maturity Corporate Index	Bloomberg December 2027 Maturity Corporate Index
Bloomberg Barclays December 2028 Maturity Corporate Index	Bloomberg December 2028 Maturity Corporate Index
Bloomberg Barclays December 2029 Maturity Corporate Index	Bloomberg December 2029 Maturity Corporate Index
Bloomberg Barclays December 2030 Maturity Corporate Index	Bloomberg December 2030 Maturity Corporate Index
Bloomberg Barclays December 2031 Maturity Corporate Index	Bloomberg December 2031 Maturity Corporate Index
Bloomberg Barclays Global Aggregate ex USD 10% Issuer Capped (Hedged) Index	Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index
Bloomberg Barclays MSCI Global Green Bond Select (USD Hedged) Index	Bloomberg MSCI Global Green Bond Select (USD Hedged) Index
Bloomberg Barclays MSCI US Aggregate ESG Focus Index	Bloomberg MSCI US Aggregate ESG Focus Index
Bloomberg Barclays MSCI US Corporate 1-5 Year ESG Focus Index	Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index
Bloomberg Barclays MSCI US Corporate ESG Focus Index	Bloomberg MSCI US Corporate ESG Focus Index
Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index	Bloomberg MSCI US High Yield Choice ESG Screened Index
Bloomberg Barclays MSCI US Universal Choice ESG Screened Index	Bloomberg MSCI US Universal Choice ESG Screened Index
Bloomberg Barclays U.S. Agency Bond Index	Bloomberg U.S. Agency Bond Index

Former Underlying Index Name	New Underlying Index Name
Bloomberg Barclays U.S. CMBS (ERISA Only) Index	Bloomberg U.S. CMBS (ERISA Only) Index
Bloomberg Barclays U.S. Convertible Cash Pay Bond > $250MM Index	Bloomberg U.S. Convertible Cash Pay Bond > $250MM Index
Bloomberg Barclays U.S. Corporate Aaa - A Capped Index	Bloomberg U.S. Corporate Aaa - A Capped Index
Bloomberg Barclays U.S. Fixed Income Balanced Risk Index	Bloomberg U.S. Fixed Income Balanced Risk Index
Bloomberg Barclays U.S. GNMA Bond Index	Bloomberg U.S. GNMA Bond Index
Bloomberg Barclays U.S. Government/Credit Bond Index	Bloomberg U.S. Government/Credit Bond Index
Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)	Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L)
Bloomberg Barclays U.S. Universal 10+ Year Index	Bloomberg U.S. Universal 10+ Year Index
Bloomberg Barclays U.S. Universal 1-5 Year Index	Bloomberg U.S. Universal 1-5 Year Index
Bloomberg Barclays U.S. Universal Index	Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg Barclays US Floating Rate Note < 5 Years Index	Bloomberg US Floating Rate Note < 5 Years Index
Bloomberg Barclays US High Yield Fallen Angel 3% Capped Index	Bloomberg US High Yield Fallen Angel 3% Capped Index
Bloomberg Barclays U.S. MBS Index	Bloomberg U.S. MBS Index
Bloomberg Barclays U.S. Treasury Floating Rate Bond Index	Bloomberg U.S. Treasury Floating Rate Bond Index
Bloomberg Barclays U.S. Universal 5-10 Year Index	Bloomberg U.S. Universal 5-10 Year Index

References to the name of the benchmark index in the Summary Prospectus, Prospectus and
SAI
for
each
of
the
BlackRock
Short Maturity Bond ETF and BlackRock Short Maturity Municipal Bond ETF are revised as follows:

Former Benchmark Index Name	New Benchmark Index Name
Bloomberg Barclays Short-Term Government/Corporate Index	Bloomberg Short-Term Government/Corporate Index
Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index	Bloomberg Municipal Bond: 1 Year (1-2) Index

Appendix A
iShares
Trust
Funds
Supplement to the Summary Prospectus, Prospectus and SAI each dated as of March 1, 2021:
iShares Core Total USD Bond Market
ETF
iShares iBonds Mar
2023
Term
Corporate
ex-Financials
ETF

Supplement to the Summary Prospectus and Prospectus both dated as of March 1, 2021, and to the SAI dated as of March 1, 2021 (as revised April 1, 2021):
iShares
0-5
Year TIPS Bond ETF
iShares Aaa - A Rated Corporate Bond
ETF

iShares CMBS
ETF

iShares Convertible Bond ETF
iShares Core
1-5
Year USD Bond ETF
iShares Core International Aggregate Bond ETF
iShares ESG Advanced High Yield
Corporate
Bond ETF
iShares Fallen Angels USD Bond ETF
iShares Global Green Bond ETF
iShares GNMA Bond ETF
iShares iBonds Dec 2021 Term Corporate
ETF

iShares iBonds Dec 2022 Term Corporate ETF
iShares iBonds Dec 2023 Term Corporate ETF
iShares iBonds Dec 2024 Term Corporate ETF
iShares iBonds Dec 2025 Term Corporate ETF
iShares iBonds Dec 2026 Term Corporate
ETF

iShares iBonds Dec 2027 Term Corporate ETF
iShares iBonds
Dec
2028 Term
Corporate
ETF
iShares iBonds Dec 2029 Term Corporate ETF
iShares iBonds Dec 2030 Term Corporate ETF
iShares iBonds Mar 2023 Term Corporate ETF
iShares TIPS Bond ETF
iShares Treasury Floating Rate Bond
ETF

iShares U.S. Fixed Income Balanced Risk Factor
ETF

Supplement to the Summary Prospectus, Prospectus and SAI each dated
as of March 1, 2021 (as revised April 1, 2021):
iShares iBonds 2021 Term High Yield and Income ETF
iShares iBonds 2022 Term High Yield and Income ETF
iShares iBonds 2023 Term High Yield and Income ETF
iShares iBonds 2024 Term High Yield and Income ETF
iShares iBonds 2025 Term High Yield and
Income
ETF

iShares iBonds 2026 Term High Yield and Income ETF
iShares Floating Rate Bond
ETF

Supplement to the Summary Prospectus, Prospectus and SAI each dated as of June 29, 2021:
iShares Agency Bond ETF
iShares Core
5-10
Year USD Bond ETF
iShares Core 10+ Year USD Bond ETF
iShares Core U.S. Aggregate Bond ETF
iShares ESG Advanced Total USD Bond Market ETF
iShares ESG Aware
1-5
Year USD Corporate Bond ETF
iShares ESG Aware U.S. Aggregate Bond ETF
iShares ESG Aware USD Corporate Bond ETF
iShares Government/Credit Bond ETF
iShares Intermediate Government/Credit Bond
ETF

iShares MBS ETF
Supplement to the Summary Prospectus dated as of June 23, 2021, Prospectus and SAI each dated as of June 15, 2021:
iShares iBonds Dec 2031 Term Corporate ETF
Supplement to the Summary Prospectus dated as of July 1, 2021 (as revised July 7, 2021), Prospectus dated as of June 23, 2021 (as revised July 7, 2021) and SAI dated as of June 23, 2021:
iShares iBonds 2027 Term High Yield and Income ETF
iShares U.S. ETF Trust Funds
Supplement to the Summary Prospectus and Prospectus
both dated as of March 1, 2021, and to the SAI dated as of March 1, 2021 (as revised April 27, 2021):
BlackRock Short Maturity Bond ETF
BlackRock Short Maturity Municipal Bond ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-BBG-0821

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FOR FUTURE REFERENCE